CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,259,498	14,160,846
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	290,172,863	258,433,837
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,966,356
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,406,135	1,515,090
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	44,664,373	36,061,764
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	44,675,071	36,068,959
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	19,027,205	14,996,337
Trade receivables [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	19,410,007	15,339,394
Trade receivables [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,228,480	2,958,385
Trade receivables [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	16,181,527	12,381,009
Loan portfolio [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	231,573,437	206,447,165
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	220,297,825	195,541,994
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	231,573,437	206,447,165	$ 182,128,114	$ 176,881,841
Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,775,070	5,580,128
Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	16,181,527	12,381,009
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	16,181,527	12,381,009
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	10,986,770	11,038,856
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	10,986,770	11,038,856
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	38,900,001	30,488,831
Other accounts receivable FVTPL [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,228,480	2,958,385
Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,228,480	2,958,385
IFRS Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	36,642,829	34,025,535
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	36,642,829	34,025,535
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	48,010,223	39,334,862
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets		7,385
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,775,070	5,580,128
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,966,356
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,775,070	5,580,128
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	4,741,287	4,780,993
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	4,741,287	4,780,993
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,741,287	4,780,993
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets		7,385
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,966,356
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,966,356
Equity financial instruments | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	5,082,574	5,123,939
Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	5,082,574	5,123,939
Equity investments | Investment securities [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,406,135	1,515,090
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,406,135	1,515,090
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	1,207,157	1,290,144
Derivatives [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	1,162,909	1,133,924
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	1,162,909	1,133,924
Derivatives [member] | Hedging instruments [member]
Disclosure of financial assets [line items]
Financial assets	44,248	156,220
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	$ 44,248	$ 156,220